FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:  March 31, 2012

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                       Name:     Investor AB
                       ---------------------

                       Address:  Arsenalsgatan 8C, S-103, 23
                                 Stockholm, Sweden
                       -------------------------------------


                        Form 13F File Number: 028-03431
                        -------------------------------
          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:                  Ms. Susanne Ekblom              Ms. Petra Hedengran

Title:                 CFO                             Head of Corporate
                                                       Governance and Compliance

Phone:                 +46 (0) 8 614 21 91             +46 (0) 8 614 20 97

Signature, Place, and Date of Signing

/s/ Susanne Ekblom          Stockholm, Sweden               May 15, 2012
---------------------       ------------------             --------------
[Signature]                 [City, State]                  [Date]

/s/ Petra Hedengran         Stockholm, Sweden              May 15, 2012
--------------------        ------------------            --------------
[Signature]                 [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                  0
                                                  ---

Form 13F Information Table Entry Total:            14
                                                  ---

Form 13F Information Table Value Total:       $720,925 (thousands)
                                              --------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                                  Investor AB
                                    FORM 13F
                                 March 31, 2012


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
CHINACACHE INTL HLDG LTD    SPON ADR    16950M107   $20,195    3,567,980  SH         DEFINED           3,567,980
CME GROUP INC               COM         12572Q105    $1,447        5,000  SH         SOLE                  5,000
CONSTANT CONTACT INC        COM         210313102    $5,355      179,740  SH         DEFINED             179,740
CORCEPT THERAPEUTICS INC    COM         218352102    $9,719    2,472,934  SH         DEFINED           2,472,934
DRESSER-RAND GROUP INC      COM         261608103    $9,304      200,558  SH         SOLE                200,558
GREENWAY MED
   TECHNOLOGIES IN          COM         39679B103  $107,440    7,031,442  SH         DEFINED           7,031,442
ISTA PHARMACEUTICALS INC    COM NEW     45031X204   $10,367    1,150,575  SH         DEFINED           1,150,575
MATTERSIGHT CORP            COM         577097108   $20,096    2,364,209  SH         SOLE              2,364,209
NASDAQ OMX GROUP INC        COM         631103108  $490,912   18,954,142  SH         SOLE             18,954,142
NYSE EURONEXT               COM         629491101    $1,651       55,000  SH         SOLE                 55,000
RAPTOR PHARMACEUTICAL
   CORP                     COM         75382F106    $5,456      807,135  SH         SOLE                807,135
TANGOE INC                  COM         87582Y108   $36,491    1,940,000  SH         DEFINED           1,940,000
VALUECLICK INC              COM         92046N102    $1,113       56,403  SH         DEFINED              56,403
VARIAN MED SYS INC          COM         92220P105    $1,379       20,000  SH         SOLE                 20,000



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